SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On April 2, 2019, the Company and Energy Capital entered into a First Amendment to Loan and Security Agreement (the "First Amendment") to (i) amend the notice provisions of an Advance Request under the Loan Agreement from at least five (5) business days to at least one (1) business day before the Advance Date, (ii) increase the amount of the Advance from up to $1,000,000 a month to up to $1,500,000 a month, and (iii) change the definition of the term Maturity Date from the earlier of September 30, 2019 or 10 business days following the date of an Underwritten Public Offering to September 30, 2020.

On April 11 and April 24, 2019, we drew down advances of $600,000 and $900,000, respectively, available under the Loan and Security Agreement with Energy Capital entered into on October 1, 2018 by the Company and Energy Capital (see NOTE 8 for further details of the terms). The advance proceeds will be utilized primarily for operating capital.

On April 30, 2019, we enterer into a Loan Extension Agreement to further amend the February 2014 Financing Agreement, discussed in NOTE 8, to transfer all accrued and unpaid interest through April 30, 2019 to principal, and to extend the maturity date to the earlier of (i) the closing of an underwritten offering of shares of the Company’s common stock pursuant to a registration statement on Form S-1, or (ii)June 30, 2019.

NOTE 14 – SUBSEQUENT EVENTS

On January 29, February 11, February 27, and March 14, 2019, we drew down advances of $1,000,000, $650,000, $750,000 and $900,000, respectively, available under a loan and security agreement (the “Loan and Security Agreement”) with Energy Capital entered into on October 1, 2018 (the “Loan Agreement”) by the Company and Energy Capital (the “Loan”). The advance proceeds will be utilized primarily for operating capital. The principal amount outstanding under the Loan bears interest at a per annum rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%. The Loan Agreement contains customary events of default and affirmative and negative covenants for transactions of this nature. Upon an event of default, Energy Capital has the right to require the Company to prepay the outstanding principal amount of the Loan plus all accrued and unpaid interest. All amounts outstanding under the Loan are secured by a lien on the Company’s assets, subject to terms of outstanding debt obligations, and become due and payable on the earlier to occur of September 30, 2019 or the completion by the Company of a capital raise with minimum proceeds to the Company of $20 million.